Related Party Transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

The related parties had transactions consist of the following:

Name of Related Party	Nature of Relationship
Aventech Capital Inc	Company shareholders
Guofu Zhang	Company director
Haiyan Huang	President and CEO of the Company
Feng Zhi	CTO
Yinglu Gao	COO.
Zhenhua Li	Owner of Beijing AnYiWang
AGM Technology Limited	Chief Financial Officer of the Company
Beijing Angaomeng Technology Service Co., Ltd.	Chief Financial Officer of the Company

(i) Due from related parties

At June 30, 2020 and December 31, 2019, due from related parties consisted of the following:

Name of related party	June 30, 2020	December 31, 2019
Zhenhua Li (Advance Employee)	4,246	4,308
	$4,246	$4,308

(ii) Due to related parties

At June 30, 2020 and December 31, 2019, due to related parties consisted of the following:

Name of related party	June 30, 2020	December 31, 2019
Guofu Zhang (Employee reimbursement)	$102,294	$117,155
Haiyan Huang (Employee reimbursement)	2,818	2,859
	$105,112	$120,014

(iii) Due from founders for the nominal share issuance

Amount due from founders for the nominal share issuance on September 29, 2017 (date of incorporation) and December 21, 2018 in the aggregated amount of $701 was not repaid as of June 30, 2020 and such amount had included in prepaid expenses and other current assets line item in the accompanying consolidated balance sheet.